Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Dec. 17, 2020
Entity Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 17, 2020
Document Effective Date	Dec. 17, 2020
Prospectus Date	Dec. 17, 2020
Real Asset Strategies ETF | Real Asset Strategies ETF
Prospectus [Line Items]
Trading Symbol	RASF